Expenses by nature	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Expenses by nature

27. Expenses by nature

The Company presents its expenses by function in the consolidated statement of profit or loss and presents below its expenses by nature:

	2020	2019	2018
Raw materials and materials for use and consumption	73,933,944	81,819,820	83,116,950
Personnel expenses	2,275,115	2,415,581	2,513,586
Freight and storage	1,424,753	1,170,870	1,178,990
Depreciation and amortization	938,841	844,647	812,489
Amortization of right-of-use assets	328,322	300,058	‐
Advertising and marketing	153,057	206,103	173,988
Services provided by third parties	357,195	322,589	328,361
Other expenses	301,417	444,078	709,710
Total	79,712,644	87,523,746	88,834,074
Classified as:
Cost of products and services sold	75,628,214	83,187,109	84,537,368
Selling and marketing	2,547,850	2,610,384	2,670,867
General and administrative	1,536,580	1,726,253	1,625,839
Total	79,712,644	87,523,746	88,834,074